COMMITMENTS AND CONTINGENCIES	9 Months Ended	12 Months Ended
	Sep. 30, 2025	Dec. 31, 2024
COMMITMENTS AND CONTINGENCIES.
COMMITMENTS AND CONTINGENCIES

NOTE 6. COMMITMENTS AND CONTINGENCIES

Registration Rights

The holders of the Founder Shares, the Private Units, the $15 Private Warrants (and their underlying securities) are entitled to registration rights pursuant to a registration rights agreement. The Company will bear the expenses incurred in connection with the filing of any registration statements pursuant to such registration rights.

Underwriting Agreement

The Company granted the underwriters a 45-day option to purchase up to 1,200,000 additional Units to cover over-allotments at the IPO price. On February 5, 2025, the underwriters elected to terminate their over-allotment option to purchase 1,200,000 Units resulting in Sponsor to forfeit 300,000 Founder Shares.

The underwriter are entitled to a underwriting discount equal to the lesser of (i) 750,000 (ii) an amount equal to $750,000 plus 1% of the gross proceeds from the sale of the Over-Allotment Units. At IPO closing, underwriter were paid $750,000.

Underwriters also received 40,000 private units (“Underwriter Units”) at close of IPO for a nominal price of $100.

Additionally, the Underwriter has agreed to defer underwriting commissions equal to 3.5% of the gross proceeds of the IPO (subject to the Company’s right, to allocate up to 50% of such fee to another financial institution in Company’s sole discretion) upon completion of the Business Combination. The deferred underwriter commission amount will be $2,800,000 payable only upon completion of the Business Combination.

Financial Advisor

Upon closing of the IPO, the Company paid $250,000 to the financial advisor and issued 7,500 private units (“Advisor Units”).

NOTE 6. COMMITMENTS AND CONTINGENCIES

Registration Rights

The holders of the Founder Shares, the Private Units, the $15 Private Warrants (and their underlying securities) will be entitled to registration rights pursuant to a registration rights agreement to be signed prior to or on the effective date of the Proposed Offering. The Company will bear the expenses incurred in connection with the filing of any registration statements pursuant to such registration rights.

Underwriting Agreement

The Company will grant the underwriters a 45-day option to purchase up to 1,200,000 additional Units to cover over-allotments at the Proposed Offering price.

The underwriter and the manager will be entitled to a underwriting discount equal to the lesser of (i)750,000 (ii) an amount equal to $750,000 plus 1% of the gross proceeds from the sale of the Over-Allotment Units.

Underwriters will receive 40,000 private units (“Underwriter Units”) at close of Proposed Offering for a nominal price of $100.

Financial Advisor

Upon closing of the Proposed Offering, the Company will pay $250,000 to the financial advisor and issue 7,500 private units (“Advisor Units”).